Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Apr. 23, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	China Lending Corp
Entity Central Index Key	0001611852
Trading Symbol	CLDC
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		23,757,667